Equity Incentive Plans - Stock Option Activity (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 04, 2022 USD ($) day shares	Oct. 31, 2021 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Number of Shares
Outstanding (in shares)			3,851,000	5,765	5,765
Granted (in shares)		150,000	0	0	7,818
Exercised (in shares)			(114,000)		(1,017)
Forfeited or expired (in shares)			(56,000)		(837)
Outstanding (in shares)			3,681,000		3,851,000
Outstanding (in shares)					11,729,000
Vested and exercisable (in shares)			1,339,000		4,203
Weighted Average Exercise Price
Outstanding (in usd per share) | $ / shares			$ 1.77	$ 0.33	$ 0.33
Granted (in usd per share) | $ / shares					0.7
Exercised (in usd per share) | $ / shares			1.12		0.35
Forfeited or expired (in usd per share) | $ / shares			1.08		0.37
Outstanding (in usd per share) | $ / shares			1.78		1.77
Outstanding (in usd per share) | $ / shares					0.58
Vested and exercisable (in usd per share) | $ / shares			$ 0.98		$ 0.33
Aggregate Intrinsic Value
Outstanding | $			$ 23,918		$ 24,018
Vested and exercisable | $			$ 9,770		$ 10,019
Weighted Average Remaining Contractual Term (in years)
Outstanding			8 years 7 months 13 days		8 years 10 months 6 days
Vested and exercisable			7 years 11 months 23 days		8 years 2 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			3,681,000		3,851,000
Service-based awards
Number of Shares
Outstanding (in shares)			2,576,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			2,576,000
Performance-based awards
Number of Shares
Outstanding (in shares)			1,458,298
Outstanding (in shares)	1,458,000		817,000		1,458,298
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	1,458,000		817,000		1,458,298
Market-based awards
Number of Shares
Outstanding (in shares)			1,458,000
Outstanding (in shares)	1,458,000		289,000		1,458,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	1,458,000		289,000		1,458,000
Market capitalization target, or or before fourth anniversary of closing of Business Combination | $	$ 1,000,000
Market capitalization target, threshold days | day	20